1275 Pennsylvania Ave., NW Washington, DC 20004-2415 tel 202.383.0100 fax 202.637.3593 www.sutherland.com

CYNTHIA M. KRUS

DIRECT LINE: 202.383.0218

Email: cynthia.krus@sutherland.com

April 19, 2010

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:     Hercules Technology Growth Capital, Inc. – Preliminary Proxy Statement

Dear Sir/Madam:

On behalf of Hercules Technology Growth Capital, Inc. (the “Company”), we transmitted for filing under Rule 14a-(6)(a) of the Securities Exchange Act of 1934 the Company’s preliminary proxy statement on Schedule 14A (the “Proxy Statement”) on April 19, 2010.

If you have any questions or comments regarding the Proxy Statement, please do not hesitate to call Cynthia Krus at (202) 383-0218 or Lisa Morgan at (202) 383-0523.

Sincerely,

/s/ Cynthia M. Krus
Cynthia M. Krus